Employee Benefits - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	¥ 13.1	$ 2.0	¥ 19.5	¥ 15.3